Pioneer Investments
			  60 State Street
			 Boston, MA 02109



September 28, 2012



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

Re:   Pioneer Series Trust X (the "Trust")
      Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File Nos. 333-89354 and 811-21108)

Ladies and Gentlemen:

On behalf of Pioneer Series Trust X, a Delaware statutory trust, we are hereby filing Post-Effective Amendment No. 24 to the Registration
Statement on Form N-1A of the Trust, under the Securities Act of 1933, as amended (the "1933 Act")(the "Amendment"), relating to Pioneer Fundamental Growth Fund (the "Fund"), a series of the Trust.

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act. The Amendment is being filed for the purpose of the Fund offering Class K shares. The Fund currently offers Class A, B, C, R, Y and Z shares.
The amendment is to be effective on November 27, 2012.

If you have any questions or comments on the Registration Statement, please contact Toby R. Serkin, Esq. (tel. (617) 951-8760) or Jeremy B. Kantrowitz, Esq. (tel. (617) 951-8458) of Bingham McCutchen LLP, counsel to the Trust.

Sincerely,



/s/ Thomas Reyes
------------------------
Thomas Reyes


cc:  Christopher J. Kelley, Esq.
     Toby R. Serkin, Esq.